Employee Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019
Successor [Member]
Service Cost	$ 815	$ 964	$ 1,153		$ 2,255
Interest Cost	375	178	208		551
Other	22	81	70		77
Total net periodic benefit cost	$ 1,212	$ 1,223	$ 1,431		$ 2,883
Predecessor [Member] | NPS Holdings Limited [Member]
Service Cost				$ 866
Interest Cost				168
Other				375
Total net periodic benefit cost				$ 1,409